Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Interest and Other Income (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Other notes to the unaudited Condensed Consolidated Interim Financial Statements [Abstract]
Interest and other income/(expenses)	$ 1,048	$ 535	$ 326	$ 1,583	$ 628
Of which:
Interest income	315	372	559	686	1,040
Dividend income (from investments in equity securities)	25	0	44	25	45
Net gains/(losses) on sales and revaluation of non-current assets and businesses	642	64	128	706	1
Net foreign exchange gains/(losses) on financing activities	(54)	30	(447)	(24)	(584)
Other	$ 120	$ 70	$ 42	$ 189	$ 127